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May 9, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Horace Mann Life Insurance Company Horace Mann Life Insurance Company Separate Account Goal Planning Annuity (File Nos. 333-129284/811-1343)

Commissioners:
On behalf of Horace Mann Life Insurance Company (the “Company”) and Horace Mann Life Insurance Company Separate Account (the “Account”), I am transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the forms of prospectus and statement of additional information for the variable annuity contracts offered by the Company through the Account that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from those contained in the above referenced registration statement that was filed electronically with the Securities and Exchange Commission on April 29, 2008.
If you have any questions or comments regarding this transmittal, please contact Elizabeth Arthur at 217-788-5706, or Maureen Bolinger at 217-788-5720.

Sincerely,

/s/ Ann Caparros

Ann Caparros

cc:	Elizabeth Arthur
Maureen Bolinger
The Horace Mann Companies • 1 Horace Mann Plaza • Springfield, Illinois 62715-0001
217-789-2500 • www.horacemann.com